Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies
Basis of consolidation
A	Basis of consolidation

(i)	Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.
The consideration transferred does not include amounts related to the settlement of pre-existing
relationships. Such amounts are generally recognized in profit or loss.

(ii)	Subsidiaries
Subsidiaries are entities controlled by the Group. The Group ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group balances, transactions and cash flows and any unrealized profits arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment.

(iii)	Non-controlling interests
Non-controlling
interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

(iv)	Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

(v)	Interests in equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Foreign currency
B	Foreign currency

(i)	Foreign currency transactions
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and receivables are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Hong Kong dollars (“HKD”) and British Pound (“GBP”). The currencies in which these transactions are primarily denominated are HKD, GBP, USD and RMB.
Transactions in foreign currencies are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date.
Non-monetary
assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined.
Non-monetary
items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within profit or loss.

(ii)	Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into USD at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into USD at the exchange rates at the dates of the transactions.
Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve, except to the extent that the translation difference is allocated to non-controlling
interests.

When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling
interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

Revenue and other income
C	Revenue and other income
Income is classified by the Group as revenue when it arises from the sale of goods or the provision of services in the ordinary course of the Group’s business.
Revenue is measured based on the amount of consideration to which the Group is expected to be entitled in exchange for transferring goods or services to a customer, excluding amounts collected on behalf of third parties. The Group recognizes revenue when (or as) it transfers control over a product or service to customer. An asset is transferred when (or as) the customer obtains control of the asset.
The Group transfers control of a good or service at a point in time unless one of the following overtime criteria is met:

(a)	the customer simultaneously receives and consumes the benefits provided as the Group performs;

(b)	the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or

(c)	the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.
The Group provides i) preventive services which are genetic testing services to individuals and corporates for their employees and customers; and ii) diagnostic services which are primarily
COVID-19
testing for individuals, corporates for their employees or customers, and governments for community testing. Additionally, from November 2021, the Group has officially launched iii) Circle HealthPod, which is a rapid detection health monitoring device along with single-use
capsules that offers rapid
COVID-19
testing solutions for professional use and home use initially in Hong Kong.
The Group collects consideration for both types of services upfront, and such consideration received usually becomes non-refundable
after 5 to 30 days from the date of delivery of the kits to the individuals or corporates, or the date of purchase. The upfront consideration received is initially recognized as deposit liabilities and subsequently reclassified to contract liabilities when the amount becomes non-refundable.
Such amount does not include any variable consideration.
The Group determines that its sales contracts do not have a significant financing component when the upfront consideration becomes non-refundable
as customers have discretion to decide when the tests are performed during the contract term.

(i)	Performance obligations
Generally, the Group fulfilled its performance obligations for preventive and diagnostic services at a point in time upon delivery of the testing results or reports to customers except for one category of the genetic testing kits under the preventive services which includes an additional distinct performance obligation being the subscription of free future updates to new features, reports and categories (collectively the “update services”).
The update services are considered distinct from the testing results or reports received by customers as those customers can benefit from the information provided in the testing results without the update services, the update services would not significantly modify the testing results, and there is not any significant interdependency between the testing results and the update services. Transfer of control for the testing results occurs when the testing results or reports are issued to customers and transfer of control for update services occurs over the expected service period which begins from the issuance of the testing results.
For genetic testing kits which contain the update services, the Group allocates revenue to the testing results and the update services on a relative standalone selling price basis. When estimating standalone prices, the Group considers all information that is reasonably available which includes market conditions, company-specific information about the customers, pricing strategies and practices, cost incurred to provide the service and industry pricing. The Group has estimated the standalone selling price of the update services based on the expected cost plus a margin and recognizes it over the expected service period of five years. The expected service period was estimated based on the Group’s internal statistics on customers and expectation as to the period over which customers would continue to log in online to review initial reports and updates.
For sales of Circle HealthPod and
single-use
capsule sets, generally the Group considers it satisfies the associated performance obligation at the point in time when those products have been accepted by customers as, unlike the testing kits, customers do not need to return samples to the Group for further processing. The Group offers customers an unconditional right of return of unopened Circle HealthPod for cash for a period of 30 days from the date of acceptance. Revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Accordingly, the Group reduces the revenues by an estimate of expected returns, determined based on the historical data, and recognizes a refund liability and an asset representing the right to recover the returned products.
Circle HealthPod also comes with a warranty for customers that register within 30 days of purchase, under which the Group will repair or replace a defective product within one year of purchase free-of-charge. The Group accounts for the warranty as an assurance warranty and recognizes an estimate of the associated costs as a liability at the time when the revenue on sale of Circle HealthPod is recognized. The amounts of expected returns and warranty in relation to Circle HealthPod are assessed as insignificant during the periods presented.

(ii)	Revenue breakage
Provision of preventive and diagnostic services require individuals to provide specimen samples to the Group before it can proceed with the necessary laboratory procedures. Sales contracts relating to testing kits sold directly to individuals normally require specimen samples to be sent back to the Group within 3 or 6 months (the “sample return period”) from the date of purchase depending on the jurisdictions in which the kits are purchased by customers. If these customers do not return their specimen samples within the sample return period, the Group has no further obligation to provide the service. Sales contracts relating to kits sold to corporates normally do not include specified sample return periods.
For certain
non-refundable
sale contracts, the Group does not have sufficient and relevant historical experience to form a reasonable expectation about the amount of breakage revenue to which the Group is expected to be entitled. This would be the case for certain preventive testing kits sold to corporates such as insurance companies that would ultimately be passed on to its end users at the corporates’ discretion, where there is no stated sample return period and the Group has no visibility as to whether and when the kits are distributed to end users. This would also be the case for certain diagnostic testing kits sold to individuals with respect to
COVID-19.
For these sales contracts, revenue is recognized at the earlier point in time of i) the relevant services are rendered and the testing results are issued; or ii) when the likelihood of end users returning their specimen samples becomes remote.
Otherwise, the Group generally has sufficient and relevant historical experience for other sales contracts such that the Group expects to be entitled to a breakage amount in relation to non-refundable
and unexercised rights. For these sales contracts, the Group estimates and recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by customers on a portfolio basis to the extent that it is considered highly probable that a significant reversal will not occur in the future.
The Group updates its breakage estimate regularly and if necessary, adjusts the deferred revenue balance accordingly. If actual return patterns vary from the estimate, actual breakage revenue may differ from the amounts recorded. The Group recognized breakage revenue from unreturned kits of
$230,107,

$347,894 and $3,325,906 for the years ended December 31, 2022, 2021 and 2020, respectively.

(iii)	Interest income
Interest income is recognized as it accrues using the effective interest method.

(iv)	Government subsidies
Government subsidies are recognized in the consolidated statement of financial position initially when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are recognized as income in profit or loss on a systematic basis in the same periods in which the expenses are incurred. Grants that compensate the Group for the cost of an asset are deducted from the carrying amount of the asset and consequently are effectively recognized in profit or loss over the useful life of the asset by way of reduced depreciation expense.

Employee benefits
D	Employee benefits

(i)	Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

(ii)	Share-based payment arrangements
The fair value of share options granted to employees is recognized as an employee cost with a corresponding increase in a capital reserve within equity. The fair value is measured at grant date using the Black-Scholes Model, taking into account the terms and conditions upon which the options were granted. Where the employees have to meet vesting conditions before becoming unconditionally entitled to the options, the total estimated fair value of the options is spread over the vesting period, taking into account the probability that the options will vest.
During the vesting period, the number of share options that is expected to vest is reviewed. Any resulting adjustment to the cumulative fair value recognized in prior years is charged/credited to the profit or loss for the year of the review, unless the original employee expenses qualify for recognition as an asset, with a corresponding adjustment to the capital reserve. On vesting date, the amount recognized as an expense is adjusted to reflect the actual number of options that vest (with a corresponding adjustment to the capital reserve) except where forfeiture is only due to not achieving vesting conditions that relate to the market price of the Company’s shares. The fair value of the restricted shares granted by the Company to employees of the Company is recognized
as an employee cost with a corresponding increase in a capital reserve within equity. The fair value is measured based on market value of the shares at grant date. The total estimated fair value of the shares is spread over the vesting period.

(iii)	Defined contribution plans
Obligations for contributions to defined contribution plans are expensed as the related service is provided.

Finance costs
E	Finance costs
The Group’s finance costs include:

-	interest expense;

-	interest expenses on lease liabilities;

-	imputed interest on deferred consideration; and

-	changes in the carrying amount of preference shares liabilities.
Interest expense is recognized using the effective interest method.
The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument to the amortized cost of the financial liability.
In calculating interest expense, the effective interest rate is applied to the amortized cost of the liability.

Income tax
F	Income tax
Income tax expense comprises current and deferred tax. It is are recognized in profit or loss.

(i)	Current tax
Current tax comprises the expected tax payable on the taxable income for the year and any adjustment to the tax payable in respect of previous years.

(ii)	Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

-	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and

-	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.

Inventories
G	Inventories
Inventories representing consumables, reagent, kits materials and finished goods are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in,
first-out
allocation method. Cost includes all costs of purchase, costs of conversion and other costs incurred in bringing the inventories to their present location and condition.
Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.
When inventories are sold, the carrying amount of those inventories is recognized as an expense in the period in which the related revenue is recognized.
The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The amount of any reversal of any write-down of inventories is recognized as a reduction in the amount of inventories recognized as an expense in the period in which the reversal occurs.

Property, plant and equipment
H	Property, plant and equipment

(i)	Recognition and measurement
Items of property, plant and equipment, including
right-of-use
assets (see note 36(M)), are measured at cost less accumulated depreciation and any accumulated impairment losses (see note 36(L)(ii)).
If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.

(ii)	Depreciation
Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

–	Properties leased for own use	Over the unexpired lease period

–	Office equipment leased for own use	Over the unexpired lease period

–	Leasehold improvements	Shorter period of the lease term or the useful life

–	Fixtures and furniture	3 - 5 years

–	Office and lab equipment	3 - 5 years

–	Computer equipment	3 years

–	Motor vehicles	3 - 5 years

–	Manufacturing equipment	3 - 5 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets and goodwill
I	Intangible assets and goodwill

(i)	Recognition and measurement
Goodwill
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development
Expenditure on research activities is recognized in profit or loss as incurred.
Other intangible assets
Other intangible assets, including website and mobile apps, trademark and technology and product development cost, and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

(ii)	Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.

(iii)	Amortization
Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.
Goodwill is stated at cost less accumulated impairment losses. Goodwill arising on a business combination is allocated to each cash-generating units, or groups of cash-generating units, that is expected to benefit from the synergies of the combination and is tested annually for impairment (see note 36(L)(ii)).
On disposal of a cash generating unit, any attributable amount of purchased goodwill is included in the calculation of the profit or loss on disposal.

Financial instruments
J	Financial instruments

(i)	Recognition and initial measurement
Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at FVPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.

(ii)	Classification and subsequent measurement
Financial assets
On initial recognition, a financial asset is classified as measured at amortized cost or FVPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVPL:

-	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

-	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
All financial assets not classified as measured at amortized cost as described above are measured at FVPL. This includes all derivative financial assets. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost as at FVPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets – Business model assessment
The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management. The information considered includes:

-
the stated policies and objectives for the portfolio and the operation of those policies in practice. These include whether management’s strategy focuses on earning contractual interest income, maintaining a particular interest rate profile, matching the duration of the financial assets to the duration of any related liabilities or expected cash outflows or realizing cash flows through the sale of the assets;

-	how the performance of the portfolio is evaluated and reported to the Group’s management;

-	the risks that affect the performance of the business model (and the financial assets held within that business model) and how those risks are managed;

-	how managers of the business are compensated – e.g. whether compensation is based on the fair value of the assets managed or the contractual cash flows collected; and

-	the frequency, volume and timing of sales of financial assets in prior periods, the reasons for such sales and expectations about future sales activity.

Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest
For the purposes of this assessment, ‘principal’ is defined as the fair value of the financial asset on initial recognition. ‘Interest’ is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.
In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:

-	contingent events that would change the amount or timing of cash flows;

-	terms that may adjust the contractual coupon rate, including variable-rate features;

-	prepayment and extension features; and

-	terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).
A prepayment feature is consistent with the solely payments of principal and interest criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding, which may include reasonable compensation for early termination of the contract. Additionally, for a financial asset acquired at a discount or premium to its contractual par amount, a feature that permits or requires prepayment at an amount that substantially represents the contractual par amount plus accrued (but unpaid) contractual interest (which may also include reasonable compensation for early termination) is treated as consistent with this criterion if the fair value of the prepayment feature is insignificant at initial recognition.
Financial assets – Subsequent measurement and gains and losses
Financial assets at FVPL
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortized cost or FVPL. A financial liability is classified as at FVPL if it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
Liabilities for puttable financial instrument
–
Classification, subsequent measurement
and gains and losses
Liabilities for puttable financial instrument are an obligation arising from put options written to non-controlling shareholders of subsidiaries, which will be settled based on the fair value of the shares held by the non-controlling shareholders, results in a gross financial liability. The gross financial liability is initially recognized and measured at amortize cost with the corresponding debit to the “other reserve”.

In subsequent periods, the changes of fair value is recognized in ‘other reserve’.
Interest-bearing borrowings – Classification, subsequent measurement and gains and losses
Interest-bearing borrowings are measured initially at fair value less transaction costs. Subsequent to initial recognition, interest-bearing borrowings are stated at amortized cost using the effective interest method. Interest expense is expensed in the period in which it is incurred.

(iii)	Derecognition
Financial assets
The Group derecognizes a financial asset when:

-	the contractual rights to the cash flows from the financial asset expire; or

-	it transfers the rights to receive the contractual cash flows in a transaction in which either:

-	substantially all of the risks and rewards of ownership of the financial asset are transferred; or

-	the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group enters into transactions whereby it transfers assets recognized in its statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.

(iv)	Derivative financial instruments
Derivative financial instruments are initially measured at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are generally recognized in profit or loss.
Convertible securities are classified as an equity instrument when the following conditions are met:

-
The securities include no contractual obligation (i) to deliver cash or another financial asset to another entity; or (ii) to exchange financial assets or financial liabilities with another entity under conditions that are potentially unfavorable to the Group; and

-
If the securities will or may be settled in the Group’s own equity instruments, it is: (i) a non-derivative
that includes no contractual obligation for the Group to deliver a variable number of its own equity instruments; or (ii) a derivative that will be settled only by the issuer exchanging a fixed amount of cash or another financial asset for a fixed number of its own equity instruments.

In such case, at initial recognition, the securities are measured at transaction price and are credited to other reserve in the consolidated statement of changes in equity. Transaction costs that relate to the issue of securities are recognized as a deduction in equity.
If the securities are redeemed, the consideration paid is recognized directly in equity, and no gain or loss will be recognized in profit or loss.
Convertible securities issued by the Group contain embedded derivatives that should be separately accounted for but cannot be measured separately. At initial recognition, the convertible securities are measured at fair value. At the end of each reporting period, the fair value is remeasured and the gain or loss on remeasurement to fair value is recognized immediately in profit or loss.
If the securities are converted, the shares issued are measured at fair value and any difference between the fair value of shares issued and the fair value of the convertible securities is recognized in profit or loss. If the securities are redeemed, any difference between the amount paid and the fair value of the convertible securities is recognized in profit or loss.
The Group derecognizes financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or have expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid and payable is recognized in profit or loss.

Share capital
K	Share capital

(i)	Ordinary shares
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.

(ii)	Preference shares
The Group’s redeemable preference shares are classified as financial liabilities, because they bear non-discretionary
dividends and are redeemable in cash by the holders.
Non-discretionary
dividends thereon are recognized as interest expense in profit or loss as accrued.
Non-redeemable
preference shares are classified as equity, because they bear discretionary dividends, do not contain any obligations to deliver cash or other financial assets and do not require settlement in a variable number of the Group’s equity instruments. Discretionary dividends thereon are recognized as equity distributions on approval by the Company’s shareholders.

(iii)	Repurchase and reissue of ordinary shares (treasury shares)
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Impairment
L	Impairment

(i)	Non-derivative financial assets
Financial instruments
The Group recognizes loss allowances for ECLs on financial assets measured at amortized cost.
The Group measures loss allowances at an amount equal to lifetime ECLs, except for other financial instruments and bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition, which are measured at
12-month
ECLs.
Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information.
The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
The Group considers a financial asset to be in default when:

-	the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or

-	the financial asset is more than 90 days past due.
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.
12-month
ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.

Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:

-	significant financial difficulty of the debtor;

-	a breach of contract such as a default or being more than 90 days past due;

-	the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;

-	it is probable that the debtor will enter bankruptcy or other financial reorganization; or

-	the disappearance of an active market for a security because of financial difficulties.
Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets
Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For individual customers, the Group has a policy of writing off the gross carrying amount when the financial asset is 180 days past due based on historical experience of recoveries of similar assets. For corporate customers, the Group individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

(ii)	Non-financial assets
At each reporting date, the Group reviews the carrying amounts of its non-financial
assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
M	Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
As a lessee
At commencement or on modification of a contract that contains a lease component, the Group has elected not to separate non-lease
components and accounts for each lease component and any associated non-lease
components as a single lease component for all leases.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise fixed payments, including in-substance
fixed payments.
The lease liability is measured at amortized cost using the effective interest method.
The Group presents
right-of-use
assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘lease liabilities’ in the statement of financial position.
Short-term leases and leases of
low-value
assets
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Fair value measurement
N	Fair value measurement
‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance
risk.
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities (see note 4).
When one is available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.

The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price - i.e. the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Segment reporting
O	Segment reporting
Operating segments, and the amounts of each segment item reported in the consolidated financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.
Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria.